INVESTMENTS - eHi (Details) - 12 months ended Dec. 31, 2015 $ / shares in Units, ¥ in Millions, $ in Millions	USD ($) $ / shares	CNY (¥)	CNY (¥)
INVESTMENTS
Closing stock price (in dollars per share)	$ 371.00
eHi
INVESTMENTS
Percentage of equity interest acquired	14.00%		14.00%
Voting power interest held (as a percent)	19.60%		19.60%
Payments made for investment	$ 107	¥ 700
Fair value of available-for-sale investment	$ 123		¥ 794
Increase (decrease) in fair value of the investment credited to other comprehensive income | ¥		¥ 100
eHi | ADS
INVESTMENTS
Closing stock price (in dollars per share)	$ 12.59